Taxation	12 Months Ended
Dec. 31, 2016
Taxation
Taxation

18.  Taxation

a)  Transition from PRC Business Tax to PRC Value Added Tax

A pilot program for transition from business tax to value added tax (“VAT”) for certain services revenues was launched in Shanghai on January 1, 2012. Starting from September 1, 2012, the pilot program has been expanded from Shanghai to other cities and provinces in China, including Beijing, Wuhan, Guangzhou, Tianjin and Suqian, in which the Group has operations. Commencing August 1, 2013, the pilot program was expanded to cover all regions in the PRC. From May 1, 2016, VAT replaced business tax in all industries, on a nationwide basis.

b)  Value added tax

During the periods presented, the Group is subject to statutory VAT rate of 13% and 17% for revenues from sales of audio, video products and books and sales of other products, respectively, in the PRC. The Group is exempted from VAT for revenues from sales of books since January 1, 2014.

Prior to the pilot program, the Group was subject to 5% or 3% business tax for revenues from online advertising and other services or for revenues from logistic services, respectively. After the launch of the pilot program, the Group is subject to 6% and 11% VAT for the revenues from logistics services and 6% VAT for the revenues from online advertising and other services.

The Group is also subject to 3% cultural undertaking development fees on revenues from online advertising services in China.

The Group is also subject to surcharges on VAT payments according to PRC tax law.

c)  Business tax

Before May 1, 2016, the Group was subject to 5% business tax and related surcharges for revenues from online payment services. Business tax and the related surcharges are recognized when the revenue is earned. Starting from May 1, 2016, the Group is subject to 6% VAT for revenues from online payment services.

d)  Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

China

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new CIT law became effective on January 1, 2008. Under the new CIT law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “high and new technology enterprises”.

Chinabank Payment Technology has been qualified as “high and new technology enterprise” in 2010, whose qualification was renewed in 2013 and 2016, and enjoyed a preferential corporate income tax rate of 15% from 2010 to 2018.

Beijing Shangke has been entitled to an exemption from income tax for first two years and 50% reduction for the next three years from its first profitable year as a “software enterprise”. It has also been qualified as “high and new technology enterprise” and enjoys a preferential income tax rate of 15% from 2013 to 2018. The privileges cannot be applied simultaneously.

Chongqing Haijia and Chengdu Century have been recognized as encouraged industries in the Western Regions of China and enjoyed a preferential income tax rate of 15% from 2014 to 2016.

The Group’s other PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.

Withholding tax on undistributed dividends

The new CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

The new CIT law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Company did not record any dividend withholding tax, as it has no retained earnings for any of the periods presented.

The components of loss before tax are as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Income/(loss) before tax
Income/(loss) from China operations	(529,173)	(4,705,034)	448,494
Loss from non-China operations	(4,447,861)	(4,426,734)	(3,682,718)

Total loss before tax	(4,977,034)	(9,131,768)	(3,234,224)

Income tax benefits/(expenses) applicable to China operations
Current income tax expenses	(23,493)	(28,322)	(214,282)
Deferred tax benefits	4,169	42,584	34,782

Subtotal income tax benefits/(expenses) applicable to China operations	(19,324)	14,262	(179,500)

Total income tax benefits/(expenses)	(19,324)	14,262	(179,500)

Reconciliation of difference between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2014, 2015 and 2016 is as follows:

	For the year ended December 31,
	2014	2015	2016

Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax treatments	1.7%	1.9%	24.7%
Tax effect of tax-exempt entities	(22.4)%	(10.9)%	(21.2)%
Effect on tax rates in different tax jurisdiction	0.1%	(0.2)%	(2.2)%
Tax effect of non-deductible expenses	(3.4)%	(10.9)%	(18.9)%
Tax effect of non-taxable income	1.1%	0.2%	0.0%
Changes in valuation allowance	(0.5)%	(4.5)%	(12.9)%
Expiration of loss carry forwards	(2.0)%	(0.4)%	0.0%

Effective tax rates	(0.4)%	0.2%	(5.5)%

e)  Deferred tax assets and deferred tax liabilities

	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax assets
- Allowance for doubtful accounts	79,136	228,965
- Deferred revenues, accruals and other liabilities	66,027	212,504
- Net operating loss carry forwards	1,215,975	1,336,035
Less: valuation allowance	(1,361,138)	(1,777,504)

Net deferred tax assets	—	—

Deferred tax liabilities
- Intangible assets arisen from business combination	1,228	907,356

Total deferred tax liabilities	1,228	907,356

As of December 31, 2016, the Group had net operating loss carry forwards of approximately RMB 6,160,815 which arose from the subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC. The loss carry forwards will expire during the period from 2017 to 2021.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses and other deferred tax assets will not be utilized in the future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2014, 2015 and 2016.

Movement of valuation allowance

	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the period	905,833	931,458	1,361,138
Additions	156,820	449,381	633,457
Reversals	(131,195)	(19,701)	(217,091)

Balance at end of the period	931,458	1,361,138	1,777,504